UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	3/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STOCK INDEX FUND

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Large-Cap Stock

Objective

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the

Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Stock Index Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Stock Index Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Stock Index Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.75%; Class C, 1.38%; Class I, 0.41%; Class Z, 0.47%. Net operating expenses: Class A, 0.53%; Class C, 1.16%; Class I, 0.19%; Class Z, 0.25%, after contractual reduction through 1/31/2014.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Ten Years
Class A	9.90%	13.36%	29.92%	115.90%
Class C	9.55	12.66	25.51	100.88
Class I	10.12	13.80	32.28	123.61
Class Z	10.06	13.70	31.87	122.04
S&P 500 Index	10.18	13.95	32.63	126.68
Lipper S&P 500 Index Objective Funds Average	9.84	13.31	29.10	116.08

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years
Class A		9.68%	4.68%	7.64%
Class C		11.66	4.65	7.22
Class I		13.80	5.76	8.38
Class Z		13.70	5.69	8.30
S&P 500 Index		13.95	5.81	8.53
Lipper S&P 500 Index Objective Funds Average		13.31	5.24	8.00

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 3.25% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class I and Class Z shares are not subject to front-end sales charges, CDSC, or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper S&P 500 Index Objective Funds Average

The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

S&P 500 Index as of 3/31/13

Source: FactSet.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index or average.

* Sector weightings are subject to change.

Prudential Stock Index Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,099.00	0.53%	$2.77
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

Class C	Actual	$1,000.00	$1,095.50	1.16%	$6.06
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class I	Actual	$1,000.00	$1,101.20	0.19%	$1.00
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96

Class Z	Actual	$1,000.00	$1,100.60	0.25%	$1.31
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Stock Index Fund	5

Portfolio of Investments

as of March 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS

Aerospace & Defense 2.3%
36,284	Boeing Co. (The)	$3,114,981
17,512	General Dynamics Corp.	1,234,771
41,715	Honeywell International, Inc.	3,143,225
5,200	L-3 Communications Holdings, Inc.	420,784
14,456	Lockheed Martin Corp.	1,395,293
11,948	Northrop Grumman Corp.	838,152
7,800	Precision Castparts Corp.	1,479,036
16,844	Raytheon Co.	990,259
6,863	Rockwell Collins, Inc.(a)	433,193
14,334	Textron, Inc.	427,297
45,240	United Technologies Corp.	4,226,773

		17,703,764

Air Freight & Logistics 0.8%
8,600	C.H. Robinson Worldwide, Inc.	511,356
10,300	Expeditors International of Washington, Inc.	367,813
15,916	FedEx Corp.	1,562,951
38,700	United Parcel Service, Inc. (Class B Stock)	3,324,330

		5,766,450

Airlines 0.1%
37,974	Southwest Airlines Co.	511,890

Auto Components 0.3%
6,300	BorgWarner, Inc.*(a)	487,242
14,400	Delphi Automotive PLC (United Kingdom)	639,360
13,771	Goodyear Tire & Rubber Co. (The)*	173,652
36,056	Johnson Controls, Inc.	1,264,484

		2,564,738

Automobiles 0.4%
204,838	Ford Motor Co.	2,693,620
12,600	Harley-Davidson, Inc.	671,580

		3,365,200

Beverages 2.4%
8,608	Beam, Inc.	546,952
8,130	Brown-Forman Corp. (Class B Stock)	580,482
203,564	Coca-Cola Co. (The)	8,232,128

See Notes to Financial Statements.

Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Beverages (cont’d.)
14,800	Coca-Cola Enterprises, Inc.	$546,416
7,500	Constellation Brands, Inc. (Class A Stock)*	357,300
9,800	Dr Pepper Snapple Group, Inc.	460,110
8,394	Molson Coors Brewing Co. (Class B Stock)	410,718
7,000	Monster Beverage Corp.*	334,180
82,551	PepsiCo, Inc.	6,530,610

		17,998,896

Biotechnology 1.9%
10,500	Alexion Pharmaceuticals, Inc.*	967,470
40,746	Amgen, Inc.	4,176,873
12,720	Biogen Idec, Inc.*	2,453,815
22,700	Celgene Corp.*	2,631,157
81,200	Gilead Sciences, Inc.*	3,973,116

		14,202,431

Building Products
19,726	Masco Corp.	399,451

Capital Markets 2.0%
11,071	Ameriprise Financial, Inc.	815,379
62,838	Bank of New York Mellon Corp. (The)	1,758,836
6,700	BlackRock, Inc.	1,721,096
57,611	Charles Schwab Corp. (The)	1,019,139
11,720	E*Trade Financial Corp.*	125,521
7,214	Franklin Resources, Inc.	1,087,943
23,500	Goldman Sachs Group, Inc. (The)	3,458,025
22,800	Invesco Ltd.	660,288
6,400	Legg Mason, Inc.(a)	205,760
73,836	Morgan Stanley	1,622,915
11,962	Northern Trust Corp.	652,647
23,362	State Street Corp.	1,380,460
13,100	T. Rowe Price Group, Inc.	980,797

		15,488,806

Chemicals 2.4%
10,632	Air Products & Chemicals, Inc.	926,260
3,800	Airgas, Inc.	376,808
3,500	CF Industries Holdings, Inc.	666,295
63,836	Dow Chemical Co. (The)	2,032,538

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
49,544	E.I. du Pont de Nemours & Co.	$2,435,583
8,386	Eastman Chemical Co.	585,930
14,382	Ecolab, Inc.	1,153,149
7,800	FMC Corp.	444,834
4,575	International Flavors & Fragrances, Inc.	350,765
20,300	LyondellBasell Industries NV (Class A Stock)	1,284,787
28,584	Monsanto Co.	3,019,328
14,000	Mosaic Co. (The)	834,540
7,474	PPG Industries, Inc.	1,001,068
15,458	Praxair, Inc.	1,724,185
4,416	Sherwin-Williams Co. (The)	745,818
6,732	Sigma-Aldrich Corp.(a)	522,942

		18,104,830

Commercial Banks 2.7%
37,658	BB&T Corp.	1,182,085
10,561	Comerica, Inc.	379,668
45,373	Fifth Third Bancorp	740,034
13,543	First Horizon National Corp.	144,639
49,329	Huntington Bancshares, Inc.	364,541
43,935	KeyCorp	437,593
6,500	M&T Bank Corp.(a)	670,540
27,402	PNC Financial Services Group, Inc.	1,822,233
74,074	Regions Financial Corp.	606,666
28,283	SunTrust Banks, Inc.	814,833
99,395	U.S. Bancorp	3,372,472
261,316	Wells Fargo & Co.	9,666,079
10,400	Zions Bancorporation(a)	259,896

		20,461,279

Commercial Services & Supplies 0.5%
12,600	ADT Corp. (The)(a)	616,644
5,668	Avery Dennison Corp.	244,121
5,400	Cintas Corp.(a)	238,302
6,972	Iron Mountain, Inc.	253,153
11,725	Pitney Bowes, Inc.(a)	174,233
15,075	Republic Services, Inc.	497,475
4,500	Stericycle, Inc.*	477,810

See Notes to Financial Statements.

Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
25,200	Tyco International Ltd. (Switzerland)	$806,400
23,513	Waste Management, Inc.	921,945

		4,230,083

Communications Equipment 1.9%
284,344	Cisco Systems, Inc.	5,945,633
4,300	F5 Networks, Inc.*	383,044
6,600	Harris Corp.	305,844
10,587	JDS Uniphase Corp.*	141,548
27,700	Juniper Networks, Inc.*	513,558
14,816	Motorola Solutions, Inc.	948,669
91,200	QUALCOMM, Inc.	6,105,840

		14,344,136

Computers & Peripherals 4.1%
49,984	Apple, Inc.	22,124,418
73,940	Dell, Inc.	1,059,560
113,004	EMC Corp.*	2,699,665
106,802	Hewlett-Packard Co.	2,546,160
19,500	NetApp, Inc.*	666,120
12,500	SanDisk Corp.*	687,500
16,400	Seagate Technology PLC (Ireland)(a)	599,584
11,400	Western Digital Corp.	573,192

		30,956,199

Construction & Engineering 0.2%
8,874	Fluor Corp.	588,612
7,400	Jacobs Engineering Group, Inc.*(a)	416,176
10,700	Quanta Services, Inc.*	305,806

		1,310,594

Construction Materials
6,500	Vulcan Materials Co.	336,050

Consumer Finance 0.9%
50,759	American Express Co.	3,424,202
30,166	Capital One Financial Corp.	1,657,622
27,118	Discover Financial Services	1,215,971
25,292	SLM Corp.	517,980

		6,815,775

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging 0.2%
8,264	Ball Corp.	$393,201
5,310	Bemis Co., Inc.	214,312
9,435	MeadWestvaco Corp.	342,490
9,800	Owens-Illinois, Inc.*	261,170
9,336	Sealed Air Corp.	225,091

		1,436,264

Distributors 0.1%
8,299	Genuine Parts Co.	647,322

Diversified Consumer Services 0.1%
6,400	Apollo Group, Inc. (Class A Stock)*(a)	111,296
13,620	H&R Block, Inc.	400,700

		511,996

Diversified Financial Services 3.6%
572,595	Bank of America Corp.	6,974,207
157,915	Citigroup, Inc.	6,986,160
16,700	CME Group, Inc. (Class A Stock)	1,025,213
4,000	IntercontinentalExchange, Inc.*(a)	652,280
202,793	JPMorgan Chase & Co.	9,624,556
13,700	Leucadia National Corp.	375,791
15,300	McGraw-Hill Cos., Inc. (The)	796,824
10,176	Moody’s Corp.	542,584
6,400	NASDAQ OMX Group, Inc. (The)	206,720
12,200	NYSE Euronext	471,408

		27,655,743

Diversified Telecommunication Services 2.6%
293,331	AT&T, Inc.	10,762,314
33,508	CenturyLink, Inc.(a)	1,177,136
52,460	Frontier Communications Corp.(a)	208,791
152,333	Verizon Communications, Inc.	7,487,167
29,577	Windstream Corp.	235,137

		19,870,545

Electric Utilities 2.0%
26,191	American Electric Power Co., Inc.	1,273,668
37,639	Duke Energy Corp.	2,732,215
17,162	Edison International	863,592

See Notes to Financial Statements.

Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
9,415	Entergy Corp.	$595,405
46,212	Exelon Corp.	1,593,390
22,377	FirstEnergy Corp.(a)	944,309
22,372	NextEra Energy, Inc.	1,737,857
17,200	Northeast Utilities(a)	747,512
11,400	Pepco Holdings, Inc.	243,960
6,000	Pinnacle West Capital Corp.	347,340
30,252	PPL Corp.	947,190
46,615	Southern Co. (The)	2,187,176
26,783	Xcel Energy, Inc.	795,455

		15,009,069

Electrical Equipment 0.7%
24,893	Eaton Corp., PLC	1,524,696
39,050	Emerson Electric Co.(a)	2,181,724
7,163	Rockwell Automation, Inc.	618,525
5,500	Roper Industries, Inc.	700,205

		5,025,150

Electronic Equipment, Instruments & Components 0.4%
8,600	Amphenol Corp. (Class A Stock)	641,990
78,697	Corning, Inc.	1,049,031
8,400	FLIR Systems, Inc.	218,484
10,400	Jabil Circuit, Inc.	192,192
6,850	Molex, Inc.	200,568
23,100	TE Connectivity Ltd. (Switzerland)	968,583

		3,270,848

Energy Equipment & Services 1.8%
22,945	Baker Hughes, Inc.	1,064,877
13,000	Cameron International Corp.*	847,600
3,600	Diamond Offshore Drilling, Inc.(a)	250,416
12,700	Ensco PLC (Class A Stock)	762,000
11,500	FMC Technologies, Inc.*	625,485
49,222	Halliburton Co.	1,989,061
5,800	Helmerich & Payne, Inc.	352,060
16,400	Nabors Industries Ltd.	266,008
22,600	National Oilwell Varco, Inc.	1,598,950
13,500	Noble Corp.	515,025

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
6,710	Rowan Cos. PLC (United Kindom) (Class A Stock)*	$237,266
70,641	Schlumberger Ltd.	5,290,305

		13,799,053

Food & Staples Retailing 2.4%
23,108	Costco Wholesale Corp.	2,451,990
67,299	CVS Caremark Corp.	3,700,772
27,434	Kroger Co. (The)	909,163
12,700	Safeway, Inc.(a)	334,645
31,480	Sysco Corp.	1,107,152
46,278	Walgreen Co.	2,206,535
89,226	Wal-Mart Stores, Inc.	6,676,781
9,300	Whole Foods Market, Inc.	806,775

		18,193,813

Food Products 1.9%
35,159	Archer-Daniels-Midland Co.	1,185,913
9,647	Campbell Soup Co.	437,588
21,543	ConAgra Foods, Inc.	771,455
8,600	Dean Foods Co.*	155,918
33,344	General Mills, Inc.	1,644,193
17,114	H.J. Heinz Co.	1,236,829
8,016	Hershey Co. (The)(a)	701,640
7,600	Hormel Foods Corp.	314,032
5,600	J.M. Smucker Co. (The)	555,296
13,470	Kellogg Co.	867,872
31,755	Kraft Foods Group, Inc. (Class A Stock)	1,636,335
7,000	McCormick & Co., Inc.	514,850
10,665	Mead Johnson Nutrition Co.	826,004
95,266	Mondelez International, Inc. (Class A Stock)	2,916,092
16,200	Tyson Foods, Inc. (Class A Stock)	402,084

		14,166,101

Gas Utilities 0.1%
6,430	AGL Resources, Inc.	269,738
11,400	ONEOK, Inc.	543,438

		813,176

Healthcare Equipment & Supplies 2.1%
82,474	Abbott Laboratories	2,912,982

See Notes to Financial Statements.

Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
29,274	Baxter International, Inc.	$2,126,463
10,712	Becton, Dickinson and Co.	1,024,174
69,472	Boston Scientific Corp.*	542,576
4,112	C.R. Bard, Inc.	414,407
12,386	CareFusion Corp.*	433,386
24,700	Covidien PLC	1,675,648
8,100	DENTSPLY International, Inc.	343,602
6,000	Edwards Lifesciences Corp.*	492,960
2,150	Intuitive Surgical, Inc.*	1,056,059
53,558	Medtronic, Inc.	2,515,084
13,964	St. Jude Medical, Inc.	564,704
15,200	Stryker Corp.	991,648
6,200	Varian Medical Systems, Inc.*(a)	446,400
8,911	Zimmer Holdings, Inc.	670,286

		16,210,379

Healthcare Providers & Services 1.8%
17,372	Aetna, Inc.	888,057
11,300	AmerisourceBergen Corp.	581,385
18,173	Cardinal Health, Inc.	756,360
15,191	Cigna Corp.	947,463
7,650	Coventry Health Care, Inc.	359,779
4,600	DaVita HealthCare Partners, Inc.*	545,514
43,870	Express Scripts Holding Co.*	2,529,106
8,510	Humana, Inc.	588,126
4,900	Laboratory Corp. of America Holdings*(a)	441,980
12,176	McKesson Corp.	1,314,521
4,600	Patterson Cos., Inc.	174,984
8,400	Quest Diagnostics, Inc.	474,180
5,443	Tenet Healthcare Corp.*	258,978
54,648	UnitedHealth Group, Inc.	3,126,412
16,700	WellPoint, Inc.	1,106,041

		14,092,886

Healthcare Technology 0.1%
7,900	Cerner Corp.*(a)	748,525

Home Builders 0.1%
15,200	D.R. Horton, Inc.(a)	369,360
8,200	Lennar Corp. (Class A Stock)	340,136

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Home Builders (cont’d.)
17,211	Pultegroup, Inc.*(a)	$348,351

		1,057,847

Hotels, Restaurants & Leisure 1.8%
24,100	Carnival Corp.	826,630
1,700	Chipotle Mexican Grill, Inc.*	553,979
6,753	Darden Restaurants, Inc.(a)	348,995
12,300	International Game Technology	202,950
13,570	Marriott International, Inc. (Class A Stock)	573,061
53,230	McDonald’s Corp.	5,306,499
40,000	Starbucks Corp.	2,278,400
10,200	Starwood Hotels & Resorts Worldwide, Inc.	650,046
7,151	Wyndham Worldwide Corp.	461,096
4,300	Wynn Resorts Ltd.	538,188
23,964	Yum! Brands, Inc.	1,723,970

		13,463,814

Household Durables 0.2%
4,900	Garmin Ltd. (Switzerland)(a)	161,896
4,000	Harman International Industries, Inc.	178,520
7,200	Leggett & Platt, Inc.	243,216
15,727	Newell Rubbermaid, Inc.(a)	410,475
4,485	Whirlpool Corp.	531,293

		1,525,400

Household Products 2.2%
7,132	Clorox Co. (The)	631,396
23,730	Colgate-Palmolive Co.	2,800,852
20,316	Kimberly-Clark Corp.(a)	1,990,562
144,923	Procter & Gamble Co. (The)	11,167,766

		16,590,576

Independent Power Producers & Energy Traders 0.1%
35,400	AES Corp. (The)	444,978
15,400	NRG Energy, Inc.	407,946

		852,924

Industrial Conglomerates 2.4%
34,098	3M Co.	3,624,958
31,000	Danaher Corp.	1,926,650

See Notes to Financial Statements.

Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates (cont’d.)
554,872	General Electric Co.	$12,828,641

		18,380,249

Insurance 4.1%
17,700	ACE Ltd.	1,574,769
25,600	Aflac, Inc.	1,331,712
26,208	Allstate Corp. (The)	1,286,027
78,701	American International Group, Inc.*	3,055,173
16,889	Aon PLC (United Kindom)	1,038,674
3,900	Assurant, Inc.(a)	175,539
96,700	Berkshire Hathaway, Inc. (Class B Stock)*	10,076,140
14,268	Chubb Corp.	1,248,878
8,507	Cincinnati Financial Corp.	401,445
28,100	Genworth Financial, Inc. (Class A Stock)*	281,000
23,353	Hartford Financial Services Group, Inc. (The)	602,507
14,551	Lincoln National Corp.	474,508
16,117	Loews Corp.	710,276
29,340	Marsh & McLennan Cos., Inc.	1,114,040
58,000	MetLife, Inc.	2,205,160
14,200	Principal Financial Group, Inc.(a)	483,226
28,116	Progressive Corp. (The)	710,491
26,000	Prudential Financial, Inc.(b)	1,533,740
4,622	Torchmark Corp.	276,396
19,611	Travelers Cos., Inc. (The)	1,651,050
15,526	Unum Group	438,609
14,400	XL Group PLC	436,320

		31,105,680

Internet & Catalog Retail 1.1%
19,200	Amazon.com, Inc.*	5,116,608
4,800	Expedia, Inc.(a)	288,048
3,100	NetFlix, Inc.*(a)	587,171
2,620	priceline.com, Inc.*	1,802,377
5,200	Tripadvisor, Inc.*(a)	273,104

		8,067,308

Internet Software & Services 2.2%
10,100	Akamai Technologies, Inc.*	356,429
62,300	eBay, Inc.*	3,377,906
14,190	Google, Inc. (Class A Stock)*	11,267,286

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
8,100	VeriSign, Inc.*(a)	$382,968
51,100	Yahoo!, Inc.*	1,202,383

		16,586,972

IT Services 3.8%
34,100	Accenture PLC (Class A Stock)	2,590,577
25,978	Automatic Data Processing, Inc.	1,689,090
15,900	Cognizant Technology Solutions Corp. (Class A Stock)*	1,218,099
8,351	Computer Sciences Corp.	411,120
12,900	Fidelity National Information Services, Inc.	511,098
7,300	Fiserv, Inc.*	641,159
55,934	International Business Machines Corp.	11,930,722
5,600	MasterCard, Inc. (Class A Stock)	3,030,328
17,725	Paychex, Inc.(a)	621,616
16,400	SAIC, Inc.(a)	222,220
8,600	Teradata Corp.*	503,186
9,271	Total System Services, Inc.	229,735
27,480	Visa, Inc. (Class A Stock)	4,667,203
31,252	Western Union Co. (The)	470,030

		28,736,183

Leisure Equipment & Products 0.1%
6,354	Hasbro, Inc.	279,195
19,113	Mattel, Inc.	836,958

		1,116,153

Life Sciences Tools & Services 0.5%
19,398	Agilent Technologies, Inc.	814,134
8,552	Life Technologies Corp.*	552,716
5,170	PerkinElmer, Inc.	173,919
19,302	Thermo Fisher Scientific, Inc.	1,476,410
4,900	Waters Corp.*	460,159

		3,477,338

Machinery 1.7%
35,056	Caterpillar, Inc.	3,048,820
9,616	Cummins, Inc.	1,113,629
20,580	Deere & Co.	1,769,468
8,962	Dover Corp.	653,151
2,300	Flowserve Corp.	385,733

See Notes to Financial Statements.

Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
22,336	Illinois Tool Works, Inc.	$1,361,156
15,100	Ingersoll-Rand PLC	830,651
5,300	Joy Global, Inc.	315,456
18,564	PACCAR, Inc.(a)	938,596
6,404	Pall Corp.	437,842
7,938	Parker Hannifin Corp.	726,962
10,346	Pentair Ltd. (Switzerland)	545,752
3,442	Snap-On, Inc.	284,653
8,188	Stanley Black & Decker, Inc.	662,982
9,300	Xylem, Inc.	256,308

		13,331,159

Media 3.5%
10,900	Cablevision Systems Corp. (Class A Stock)(a)	163,064
30,176	CBS Corp. (Class B Stock)	1,408,917
141,285	Comcast Corp. (Class A Stock)	5,935,383
31,200	DIRECTV*	1,766,232
12,200	Discovery Communications, Inc. (Class A Stock)*(a)	960,628
11,689	Gannett Co., Inc.(a)	255,638
23,688	Interpublic Group of Cos., Inc. (The)	308,655
107,100	News Corp. (Class A Stock)	3,268,692
14,034	Omnicom Group, Inc.	826,603
4,300	Scripps Networks Interactive, Inc. (Class A Stock)	276,662
15,381	Time Warner Cable, Inc.	1,477,499
49,774	Time Warner, Inc.	2,867,978
23,576	Viacom, Inc. (Class B Stock)	1,451,574
94,013	Walt Disney Co. (The)	5,339,938
260	Washington Post Co. (The) (Class B Stock)(a)	116,220

		26,423,683

Metals & Mining 0.6%
57,544	Alcoa, Inc.	490,275
5,218	Allegheny Technologies, Inc.	165,463
7,700	Cliffs Natural Resources, Inc.(a)	146,377
51,692	Freeport-McMoRan Copper & Gold, Inc.	1,711,005
26,197	Newmont Mining Corp.	1,097,392
16,712	Nucor Corp.	771,259
7,909	United States Steel Corp.(a)	154,225

		4,535,996

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multiline Retail 0.8%
14,300	Dollar General Corp. (Class C Stock)*	$723,294
12,700	Dollar Tree, Inc.*	615,061
5,000	Family Dollar Stores, Inc.	295,250
6,784	J.C. Penney Co., Inc.(a)	102,506
10,400	Kohl’s Corp.	479,752
21,682	Macy’s, Inc.	907,175
8,600	Nordstrom, Inc.	474,978
34,982	Target Corp.	2,394,518

		5,992,534

Multi-Utilities 1.2%
12,469	Ameren Corp.	436,664
23,479	CenterPoint Energy, Inc.	562,557
14,500	CMS Energy Corp.	405,130
15,651	Consolidated Edison, Inc.	955,180
29,904	Dominion Resources, Inc.	1,739,815
9,387	DTE Energy Co.	641,508
4,408	Integrys Energy Group, Inc.(a)	256,369
15,700	NiSource, Inc.	460,638
22,552	PG&E Corp.	1,004,241
27,094	Public Service Enterprise Group, Inc.	930,408
6,400	SCANA Corp.	327,424
12,098	Sempra Energy	967,114
11,900	TECO Energy, Inc.(a)	212,058
12,400	Wisconsin Energy Corp.(a)	531,836

		9,430,942

Office Electronics 0.1%
69,700	Xerox Corp.	599,420

Oil, Gas & Consumable Fuels 8.9%
26,536	Anadarko Petroleum Corp.	2,320,573
21,148	Apache Corp.	1,631,780
11,500	Cabot Oil & Gas Corp.	777,515
28,300	Chesapeake Energy Corp.(a)	577,603
103,992	Chevron Corp.	12,356,330
64,957	ConocoPhillips	3,903,916
12,900	CONSOL Energy, Inc.	434,085
22,000	Denbury Resources, Inc.*(a)	410,300
19,800	Devon Energy Corp.	1,117,116

See Notes to Financial Statements.

Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
14,300	EOG Resources, Inc.	$1,831,401
7,900	EQT Corp.	535,225
238,552	Exxon Mobil Corp.	21,495,921
16,134	Hess Corp.	1,155,356
33,180	Kinder Morgan, Inc.	1,283,402
38,078	Marathon Oil Corp.	1,283,990
18,389	Marathon Petroleum Corp.	1,647,654
10,000	Murphy Oil Corp.	637,300
7,900	Newfield Exploration Co.*	177,118
9,500	Noble Energy, Inc.	1,098,770
42,776	Occidental Petroleum Corp.	3,352,355
14,500	Peabody Energy Corp.	306,675
33,828	Phillips 66	2,366,945
6,700	Pioneer Natural Resources Co.	832,475
9,600	QEP Resources, Inc.	305,664
8,900	Range Resources Corp.	721,256
17,800	Southwestern Energy Co.*	663,228
35,884	Spectra Energy Corp.	1,103,433
7,600	Tesoro Corp.	444,980
29,500	Valero Energy Corp.	1,341,955
36,292	Williams Cos., Inc. (The)	1,359,498
9,764	WPX Energy, Inc.*(a)	156,419

		67,630,238

Paper & Forest Products 0.1%
23,984	International Paper Co.	1,117,175

Personal Products 0.2%
24,244	Avon Products, Inc.	502,578
12,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	793,972

		1,296,550

Pharmaceuticals 5.9%
84,974	AbbVie, Inc.	3,465,240
6,600	Actavis, Inc.*	607,926
16,764	Allergan, Inc.	1,871,365
86,879	Bristol-Myers Squibb Co.	3,578,546
54,597	Eli Lilly & Co.	3,100,564
12,800	Forest Laboratories, Inc.*	486,912
9,507	Hospira, Inc.*	312,115

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
147,369	Johnson & Johnson(a)	$12,014,994
160,133	Merck & Co., Inc.	7,082,682
19,900	Mylan, Inc.*	575,906
4,600	Perrigo Co.	546,158
384,123	Pfizer, Inc.	11,085,790

		44,728,198

Professional Services 0.1%
2,300	Dun & Bradstreet Corp. (The)(a)	192,395
5,930	Equifax, Inc.	341,509
7,900	Robert Half International, Inc.(a)	296,487

		830,391

Real Estate Investment Trusts 2.0%
20,600	American Tower Corp.	1,584,552
6,880	Apartment Investment & Management Co. (Class A Stock)	210,941
5,911	AvalonBay Communities, Inc.	748,746
8,200	Boston Properties, Inc.	828,692
17,300	Equity Residential	952,538
24,400	HCP, Inc.	1,216,584
13,100	Health Care REIT, Inc.(a)	889,621
39,036	Host Hotels & Resorts, Inc.	682,740
22,700	Kimco Realty Corp.(a)	508,480
8,000	Plum Creek Timber Co., Inc.(a)	417,600
24,837	ProLogis, Inc.	992,983
7,900	Public Storage	1,203,328
16,389	Simon Property Group, Inc.	2,598,640
15,733	Ventas, Inc.	1,151,656
8,784	Vornado Realty Trust	734,694
29,459	Weyerhaeuser Co.	924,423

		15,646,218

Real Estate Management & Development
16,400	CBRE Group, Inc. (Class A Stock)*	414,100

Road & Rail 0.8%
53,318	CSX Corp.	1,313,222
16,311	Norfolk Southern Corp.	1,257,252
2,821	Ryder System, Inc.	168,555

See Notes to Financial Statements.

Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
25,158	Union Pacific Corp.	$3,582,751

		6,321,780

Semiconductors & Semiconductor Equipment 1.9%
24,000	Advanced Micro Devices, Inc.*(a)	61,200
17,700	Altera Corp.	627,819
16,400	Analog Devices, Inc.	762,436
66,088	Applied Materials, Inc.	890,866
26,800	Broadcom Corp. (Class A Stock)	929,156
2,000	First Solar, Inc.*	53,920
264,988	Intel Corp.	5,789,988
9,120	KLA-Tencor Corp.	480,989
8,962	LAM Research Corp.*	371,564
11,600	Linear Technology Corp.(a)	445,092
31,844	LSI Corp.*	215,902
9,700	Microchip Technology, Inc.	356,572
54,516	Micron Technology, Inc.*	544,070
34,700	NVIDIA Corp.	444,854
10,700	Teradyne, Inc.*(a)	173,554
59,652	Texas Instruments, Inc.	2,116,453
14,500	Xilinx, Inc.	553,465

		14,817,900

Software 3.3%
26,540	Adobe Systems, Inc.*	1,154,755
10,620	Autodesk, Inc.*	437,969
7,400	BMC Software, Inc.*	342,842
18,758	CA, Inc.	472,139
9,900	Citrix Systems, Inc.*	714,384
13,100	Electronic Arts, Inc.*	231,870
14,900	Intuit, Inc.	978,185
401,412	Microsoft Corp.	11,484,397
198,740	Oracle Corp.	6,427,252
10,400	Red Hat, Inc.*	525,824
6,750	Salesforce.com, Inc.*(a)	1,207,102
35,217	Symantec Corp.*	869,156

		24,845,875

Specialty Retail 2.1%
4,200	Abercrombie & Fitch Co. (Class A Stock)	194,040

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
1,723	AutoNation, Inc.*	$75,381
1,930	AutoZone, Inc.*	765,766
11,200	Bed Bath & Beyond, Inc.*	721,504
14,500	Best Buy Co., Inc.(a)	321,175
12,500	CarMax, Inc.*(a)	521,250
7,400	GameStop Corp. (Class A Stock)(a)	206,978
16,513	Gap, Inc. (The)	584,560
79,784	Home Depot, Inc. (The)	5,567,328
12,622	Limited Brands, Inc.	563,699
59,196	Lowe’s Cos., Inc.	2,244,712
6,300	O’Reilly Automotive, Inc.*	646,065
5,800	PetSmart, Inc.	360,180
11,300	Ross Stores, Inc.	685,006
36,725	Staples, Inc.	493,217
6,000	Tiffany & Co.(a)	417,240
39,064	TJX Cos., Inc.	1,826,242
5,900	Urban Outfitters, Inc.*	228,566

		16,422,909

Textiles, Apparel & Luxury Goods 0.7%
15,000	Coach, Inc.	749,850
3,000	Fossil, Inc.*	289,800
39,752	NIKE, Inc. (Class B Stock)	2,345,766
3,800	PVH Corp.	405,878
3,200	Ralph Lauren Corp.	541,792
4,634	VF Corp.	777,353

		5,110,439

Thrifts & Mortgage Finance 0.1%
26,800	Hudson City Bancorp, Inc.	231,552
20,200	People’s United Financial, Inc.	271,488

		503,040

Tobacco 1.7%
108,179	Altria Group, Inc.	3,720,276
18,980	Lorillard, Inc.	765,843
86,779	Philip Morris International, Inc.	8,045,281
17,700	Reynolds American, Inc.	787,473

		13,318,873

See Notes to Financial Statements.

Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
14,600	Fastenal Co.(a)	$749,710
3,174	W.W. Grainger, Inc.	714,087

		1,463,797

Wireless Telecommunication Services 0.3%
15,100	Crown Castle International Corp.*	1,051,564
15,200	MetroPCS Communications, Inc.*	165,680
165,474	Sprint Nextel Corp.*(a)	1,027,594

		2,244,838

	TOTAL LONG-TERM INVESTMENTS (cost $294,369,283)	743,997,941

SHORT-TERM INVESTMENTS 8.5%

Affiliated Money Market Mutual Fund 8.3%
62,868,241	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,868,241; includes $43,370,926 of cash collateral received for securities on loan) (Note 3)(c)(d)	62,868,241

Principal Amount (000)
U.S. TREASURY SECURITY 0.2%
$ 1,500	U.S. Treasury Bill, 0.060%, 06/20/13 (cost $1,499,800)(e)(f)	1,499,792

	TOTAL SHORT-TERM INVESTMENTS (cost $64,368,041)	64,368,033

	TOTAL INVESTMENTS 106.1% (cost $358,737,324; Note 5)	808,365,974
	Liabilities in excess of other assets(g) (6.1%)	(46,154,223)

	NET ASSETS 100.0%	$762,211,751

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,697,874; cash collateral of $43,370,926 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Affiliated security.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation
	Long Positions:
52	S&P 500 E-mini Futures	Jun. 2013	$4,028,598	$4,063,020	$34,422
44	S&P 500 Index Futures	Jun. 2013	17,036,214	17,189,700	153,486

					$187,908

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$743,997,941	$—	$—
Affiliated Money Market Mutual Fund	62,868,241
U.S. Treasury Security	—	1,499,792	—
Other Financial Instruments*
Futures	187,908	—	—

Total	$807,054,090	$1,499,792	$—

See Notes to Financial Statements.

Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	8.9%
Affiliated Money Market Mutual Fund (including 5.7% of collateral received for securities on loan)	8.3
Pharmaceuticals	5.9
Computers & Peripherals	4.1
Insurance	4.1
IT Services	3.8
Diversified Financial Services	3.6
Media	3.5
Software	3.3
Commercial Banks	2.7
Diversified Telecommunication Services	2.6
Beverages	2.4
Chemicals	2.4
Food & Staples Retailing	2.4
Industrial Conglomerates	2.4
Aerospace & Defense	2.3
Household Products	2.2
Internet Software & Services	2.2
Healthcare Equipment & Supplies	2.1
Specialty Retail	2.1
Capital Markets	2.0
Electric Utilities	2.0
Real Estate Investment Trusts	2.0
Biotechnology	1.9
Communications Equipment	1.9
Food Products	1.9
Semiconductors & Semiconductor Equipment	1.9
Energy Equipment & Services	1.8
Healthcare Providers & Services	1.8
Hotels, Restaurants & Leisure	1.8
Machinery	1.7
Tobacco	1.7
Multi-Utilities	1.2
Internet & Catalog Retail	1.1
Consumer Finance	0.9
Air Freight & Logistics	0.8%
Multiline Retail	0.8
Road & Rail	0.8
Electrical Equipment	0.7
Textiles, Apparel & Luxury Goods	0.7
Metals & Mining	0.6
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Automobiles	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Containers & Packaging	0.2
Household Durables	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Security	0.2
Airlines	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Home Builders	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$187,908	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,345,684

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$462,092

For the six months ended March 31, 2013, the Fund’s average value at trade date for futures long position was $20,689,369.

See Notes to Financial Statements.

Prudential Stock Index Fund	27

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $42,697,874:
Unaffiliated Investments (cost $295,063,995)	$743,963,993
Affiliated Investments (cost $63,673,329)	64,401,981
Cash	140,404
Receivable for Fund shares sold	1,050,038
Dividends and interest receivable	937,092
Due from broker—variation margin	80,240
Prepaid expenses	4,925

Total assets	810,578,673

Liabilities
Payable to broker for collateral for securities on loan	43,370,926
Payable for Fund shares reacquired	4,710,639
Accrued expenses	151,169
Distribution fee payable	60,144
Management fee payable	51,480
Affiliated transfer agent fee payable	22,564

Total liabilities	48,366,922

Net Assets	$762,211,751

Net assets were comprised of:
Shares of beneficial interest, at par	$21,958
Paid-in capital in excess of par	324,238,186

324,260,144
Undistributed net investment income	3,832,075
Accumulated net realized loss on investment and financial futures transactions	(15,697,026)
Net unrealized appreciation on investments and financial futures contracts	449,816,558

Net assets, March 31, 2013	$762,211,751

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($152,628,257 ÷ 4,401,740 shares of beneficial interest issued and outstanding)	$34.67
Maximum sales charge (3.25% of offering price)	1.16

Maximum offering price to public	$35.83

Class C
Net asset value, offering price and redemption price per share ($25,511,094 ÷ 738,701 shares of beneficial interest issued and outstanding)	$34.54

Class I
Net asset value, offering price and redemption price per share ($187,710,161 ÷ 5,405,606 shares of beneficial interest issued and outstanding)	$34.73

Class Z
Net asset value, offering price and redemption price per share ($396,362,239 ÷ 11,411,963 shares of beneficial interest issued and outstanding)	$34.73

See Notes to Financial Statements.

Prudential Stock Index Fund	29

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $9,959)	$8,634,318
Affiliated income from securities loaned, net	42,403
Affiliated dividend income	15,429
Unaffiliated interest	966

Total income	8,693,116

Expenses
Management fee	1,084,613
Distribution fee—Class A	219,600
Distribution fee—Class C	119,450
Transfer agent’s fees—Class A (including affiliated expense of $38,800)	80,000
Transfer agent’s fees—Class C (including affiliated expense of $1,100)	5,000
Transfer agent’s fees—Class I (including affiliated expense of $62,000)	62,000
Transfer agent’s fees—Class Z (including affiliated expense of $243,800)	244,000
Custodian’s fees and expenses	49,000
Registration fees	30,000
Reports to shareholders	25,000
Legal fees and expenses	14,000
Trustees’ fees	13,000
Audit fee	11,000
Insurance	7,000
Miscellaneous	9,957

Total expenses	1,973,620
Less: Management fee waiver (Note 2)	(795,383)

Net expenses	1,178,237

Net investment income	7,514,879

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	12,450,954
Financial futures transactions	1,345,684

13,796,638

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $116,480)	48,713,970
Financial futures contracts	462,092

49,176,062

Net gain on investments	62,972,700

Net Increase In Net Assets Resulting From Operations	$70,487,579

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,514,879	$13,811,822
Net realized gain on investment transactions	13,796,638	101,524,564
Net change in unrealized appreciation (depreciation) on investments	49,176,062	86,619,666

Net increase in net assets resulting from operations	70,487,579	201,956,052

Dividends from net investment income (Note 1)
Class A	(2,357,155)	(2,036,671)
Class B	—	(333)
Class C	(249,255)	(214,412)
Class I	(3,437,440)	(7,060,193)
Class Z	(7,015,339)	(6,763,830)

	(13,059,189)	(16,075,439)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	77,068,373	149,111,294
Net asset value of shares issued in reinvestment of dividends	12,833,315	15,849,645
Cost of shares reacquired	(112,444,059)	(431,204,483)

Net decrease in net assets from Fund share transactions	(22,542,371)	(266,243,544)

Total increase (decrease)	34,886,019	(80,362,931)

Net Assets:
Beginning of period	727,325,732	807,688,663

End of period(a)	$762,211,751	$727,325,732

(a) Includes undistributed net investment income of:	$3,832,075	$9,376,385

See Notes to Financial Statements.

Prudential Stock Index Fund	31

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

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are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Stock Index Fund	33

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying

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security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Risk: Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s

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performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .30% of the Fund’s average daily net assets up to and including $1 billion and .25% of such average daily net assets in excess of $1 billion. Effective June 1, 2007 to January 31, 2014, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund. The effective management fee rate was .08% of the average daily net assets for the six months ended March 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution, (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $35,869 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2013, it received $199 and $739 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholder, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A and C each compensate PMFS for its services as they are incurred.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2013, PIM has been compensated approximately $12,700 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2013, were $7,012,109 and $31,311,847, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$369,306,599	$447,686,091	$(8,626,716)	$439,059,375

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

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Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post- enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $30,970,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2014	$19,175,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first year. As of July 9, 2012, the last conversion of Class B shares to Class A shares was completed. There are no Class B shares outstanding and Class B shares are no longer being offered for sale. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into four classes, designated Class A, Class C, Class I and Class Z.

Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	566,222	$18,360,262
Shares issued in reinvestment of dividends	71,207	2,170,398
Shares reacquired	(749,623)	(24,650,057)

Net increase (decrease) in shares outstanding before conversion	(112,194)	(4,119,397)
Shares issued upon conversion from Class Z	— *	1

Net increase (decrease) in shares outstanding	(112,194)	$(4,119,396)

Year ended September 30, 2012:
Shares sold	833,382	$24,514,416
Shares issued in reinvestment of dividends	68,244	1,852,827
Shares reacquired	(1,110,199)	(32,180,452)

Net increase (decrease) in shares outstanding before conversion	(208,573)	(5,813,209)
Shares issued upon conversion from Class B	6,092	176,955
Shares reacquired upon conversion into Class Z	(199)	(5,788)

Net increase (decrease) in shares outstanding	(202,680)	$(5,642,042)

Class B
Period ended July 9, 2012**:
Shares sold	3,613	$99,880
Shares issued in reinvestment of dividends	12	329
Shares reacquired	(10,484)	(308,702)

Net increase (decrease) in shares outstanding before conversion	(6,859)	(208,493)
Shares reacquired upon conversion into Class A	(6,091)	(176,955)

Net increase (decrease) in shares outstanding	(12,950)	$(385,448)

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Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	42,745	$1,387,535
Shares issued in reinvestment of dividends	7,778	236,622
Shares reacquired	(62,431)	(2,003,984)

Net increase (decrease) in shares outstanding before conversion	(11,908)	(379,827)
Shares reacquired upon conversion into Class Z	(84)	(2,618)

Net increase (decrease) in shares outstanding	(11,992)	$(382,445)

Year ended September 30, 2012:
Shares sold	43,494	$1,296,963
Shares issued in reinvestment of dividends	7,509	203,487
Shares reacquired	(114,690)	(3,409,958)

Net increase (decrease) in shares outstanding	(63,687)	$(1,909,508)

Class I
Six months ended March 31, 2013:
Shares sold	433,834	$14,091,856
Shares issued in reinvestment of dividends	112,570	3,432,246
Shares reacquired	(608,621)	(19,920,200)

Net increase (decrease) in shares outstanding	(62,217)	$(2,396,098)

Year ended September 30, 2012:
Shares sold	1,543,730	$45,063,595
Shares issued in reinvestment of dividends	259,501	7,048,047
Shares reacquired	(9,465,486)	(267,558,778)

Net increase (decrease) in shares outstanding	(7,662,255)	$(215,447,136)

Class Z
Six months ended March 31, 2013:
Shares sold	1,330,447	$43,228,720
Shares issued in reinvestment of dividends	229,313	6,994,049
Shares reacquired	(2,030,922)	(65,869,818)

Net increase (decrease) in shares outstanding before conversion	(471,162)	(15,647,049)
Shares issued upon conversion from Class C	84	2,618
Shares reacquired upon conversion into Class A	— *	(1)

Net increase (decrease) in shares outstanding	(471,078)	$(15,644,432)

Year ended September 30, 2012:
Shares sold	2,647,575	$78,136,440
Shares issued in reinvestment of dividends	248,342	6,744,955
Shares reacquired	(4,351,375)	(127,746,593)

Net increase (decrease) in shares outstanding before conversion	(1,455,458)	(42,865,198)
Shares issued upon conversion from Class A	198	5,788

Net increase (decrease) in shares outstanding	(1,455,260)	$(42,859,410)

*	Less than .500 shares.
**	As of July 9, 2012, the last conversion of Class B shares to Class A shares was completed. There are no Class B shares outstanding and Class B shares are no longer being offered for sale.

Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2013.

Note 8. In-Kind Redemption

During the year ended September 30, 2012, the Fund settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $201,876,401. The Fund realized a gain of $69,618,721 related to the in-kind redemption transactions. Such gain is excluded from the calculation of the Fund’s taxable gain for Federal Income Tax purposes.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010(a)	2009(a)	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$32.09		$25.16	$25.34	$23.48	$26.17	$34.18
Income (loss) from investment operations:
Net investment income	.30		.47	.40	.37	.42	.53
Net realized and unrealized gain (loss) on investment transactions	2.80		6.90	(.20)	1.88	(2.51)	(8.04)
Total from investment operations	3.10		7.37	.20	2.25	(2.09)	(7.51)
Less Dividends:
Dividends from net investment income	(.52)		(.44)	(.38)	(.39)	(.60)	(.50)
Net asset value, end of period	$34.67		$32.09	$25.16	$25.34	$23.48	$26.17
Total Return(b):	9.90%		29.60%	.74%	9.63%	(7.22)%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$152,628		$144,851	$118,691	$114,403	$91,654	$90,714
Average net assets (000)	$146,817		$135,485	$131,565	$104,488	$74,427	$103,974
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	.53%	(f)	.55%	.55%	.56%	.61%	.49% (e)
Expenses, excluding distribution and service (12b-1) fees	.23%	(f)	.25%	.25%	.26%	.31%	.21%
Net investment income	1.87%	(f)	1.61%	1.43%	1.50%	2.10%	1.70%
Portfolio turnover rate	1%	(g)	4%	5%	5%	6%	4%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .75% for the six months ended March 31, 2013 and .77%, .77%, .78%, .83% and .70% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .45% for the six months ended March 31, 2013 and .47%, .47%, .48%, .53% and .42% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.65% for the six months ended March 31, 2013 and 1.39%, 1.21%, 1.28%, 1.88% and 1.49% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Period Ended July 9,		Year Ended September 30,
	2012(a)(h)		2011(a)	2010(a)	2009(a)	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.09		$25.18	$23.37	$25.92	$33.86
Income (loss) from investment operations:
Net investment income (loss)	(.03)		.07	.15	.27	.23
Net realized and unrealized gain (loss) on investment transactions	5.02		(.01)	1.88	(2.43)	(7.92)
Total from investment operations	4.99		.06	2.03	(2.16)	(7.69)
Less Dividends:
Dividends from net investment income	(.03)		(.15)	(.22)	(.39)	(.25)
Net asset value, end of period	$30.05		$25.09	$25.18	$23.37	$25.92
Total Return(b):	19.89%		.23%	8.73%	(7.86)%	(22.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$213		$325	$5,435	$12,538	$29,580
Average net assets (000)	$281		$3,029	$9,615	$15,863	$47,301
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	1.73%	1.46%	1.45%	1.31%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	.73%	.46%	.45%	.31%
Net investment income (loss)	(.12)%	(e)	.27%	.60%	1.37%	.94%
Portfolio turnover rate	4%	(f)(g)	5%	5%	6%	4%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.54% for the period ended July 9, 2012, 1.95%, 1.68%, 1.67% and 1.52% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been 1.54% for the period ended July 9, 2012, .95%, .68%, .67% and .52% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively. The net investment income/(loss) ratios would have been (.34)% for the period ended July 9, 2012, .05%, .38%, 1.15% and .73% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Calculated as of September 30, 2012.

(g) Not Annualized.

(h) As of July 9, 2012, the last conversion of Class B shares to Class A shares was completed. There are no Class B shares outstanding and Class B shares are no longer being offered for sale.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010(a)	2009(a)	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$31.87		$24.99	$25.18	$23.33	$25.90	$33.86
Income (loss) from investment operations:
Net investment income	.20		.29	.23	.21	.26	.25
Net realized and unrealized gain (loss) on investment transactions	2.81		6.86	(.19)	1.87	(2.45)	(7.96)
Total from investment operations	3.01		7.15	.04	2.08	(2.19)	(7.71)
Less Dividends:
Dividends from net investment income	(.34)		(.27)	(.23)	(.23)	(.38)	(.25)
Net asset value, end of period	$34.54		$31.87	$24.99	$25.18	$23.33	$25.90
Total Return(b):	9.55%		28.78%	.14%	8.96%	(7.98)%	(22.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,511		$23,924	$20,351	$22,615	$23,032	$28,701
Average net assets (000)	$23,958		$23,103	$23,884	$23,196	$20,821	$37,334
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.16%	(e)	1.17%	1.17%	1.19%	1.41%	1.36%
Expenses, excluding distribution and service (12b-1) fees	.16%	(e)	.17%	.17%	.19%	.41%	.36%
Net investment income	1.24%	(e)	.99%	.81%	.86%	1.33%	.85%
Portfolio turnover rate	1%	(f)	4%	5%	5%	6%	4%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.38% for the six months ended March 31, 2013 and 1.39%,1.39%, 1.41%, 1.63% and 1.57% for the years ended September 30, 2012 and 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .38% for the six months ended March 31, 2013 and .39%, .39%, .41%, .63% and .57% the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.02% for the six months ended March 31, 2013 and .77%, .59%, .64%, 1.11% and .64% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	45

Financial Highlights

(Unaudited) continued

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010(a)	2009(a)	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$32.20		$25.25	$25.43	$23.55	$26.26	$34.31
Income (loss) from investment operations:
Net investment income	.36		.55	.50	.46	.51	.71
Net realized and unrealized gain (loss) on investment transactions	2.80		6.94	(.21)	1.89	(2.54)	(8.16)
Total from investment operations	3.16		7.49	.29	2.35	(2.03)	(7.45)
Less Dividends:
Dividends from net investment income	(.63)		(.54)	(.47)	(.47)	(.68)	(.60)
Net asset value, end of period	$34.73		$32.20	$25.25	$25.43	$23.55	$26.26
Total Return(b):	10.12%		30.06%	1.08%	10.08%	(6.85)%	(22.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187,710		$176,040	$331,595	$322,850	$325,476	$399,244
Average net assets (000)	$178,247		$214,339	$376,719	$321,048	$288,944	$567,523
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	.19%	(e)	.19%	.19%	.20%	.21%	.19%
Expenses, excluding distribution and service (12b-1) fees	.19%	(e)	.19%	.19%	.20%	.21%	.19%
Net investment income	2.21%	(e)	2.00%	1.79%	1.85%	2.53%	2.03%
Portfolio turnover rate	1%	(f)	4%	5%	5%	6%	4%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .41% for the six months ended March 31, 2013 and .41%, .41%, .42%, .43% and .40% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .41% for the six months ended March 31, 2013 and .41%, .41%, .42%, .43% and .40% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.99% for the six months ended March 31, 2013 and 1.78%, 1.57%, 1.63%, 2.31% and 1.82% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012(a)	2011(a)	2010(a)	2009(a)	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$32.19		$25.25	$25.42	$23.54	$26.25	$34.29
Income (loss) from investment operations:
Net investment income	.37		.56	.48	.44	.50	.63
Net realized and unrealized gain (loss) on investment transactions	2.78		6.90	(.20)	1.90	(2.54)	(8.09)
Total from investment operations	3.15		7.46	.28	2.34	(2.04)	(7.46)
Less Dividends:
Dividends from net investment income	(.61)		(.52)	(.45)	(.46)	(.67)	(.58)
Net asset value, end of period	$34.73		$32.19	$25.25	$25.42	$23.54	$26.25
Total Return(b):	10.06%		29.94%	1.06%	10.03%	(6.93)%	(22.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$396,362		$382,510	$336,727	$352,470	$393,887	$480,992
Average net assets (000)	$376,108		$373,819	$381,784	$383,488	$351,797	$599,595
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	.25%	(e)	.25%	.25%	.26%	.26%	.24%
Expenses, excluding distribution and service (12b-1) fees	.25%	(e)	.25%	.25%	.26%	.26%	.24%
Net investment income	2.15%	(e)	1.91%	1.73%	1.79%	2.48%	1.96%
Portfolio turnover rate	1%	(f)	4%	5%	5%	6%	4%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .47% for the six months ended March 31, 2013 and .47%, .47%, .48%, .48% and .45% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .47% for the six months ended March 31, 2013 and .47%, .47%, .48%, .48% and .45% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net investment income ratios would have been 1.93% for the six months ended March 31, 2013 and 1.69%, 1.51%, 1.57%, 2.26% and 1.75% for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios 8 name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STOCK INDEX FUND

SHARE CLASS	A	C	I	Z
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F306	74441F405	74441F504

MF174E2    0244182-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

  applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code	of Ethics – Not required, as this is not an annual filing.

    (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

    (3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 22, 2013